Lease Liabilities - Summary of Finance Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance lease liabilities [line items]
Balance at the beginning of the year	$ 429.0	$ 332.9
Additions during the year	54.4	127.2
Remeasurements of leases during the year	19.1	12.8
Interest expense	24.1	22.4	$ 18.6
Repayments	(97.9)	(86.8)
Translation adjustment	(13.2)	20.5
Balance at the end of the year	415.5	429.0	$ 332.9
Current portion of lease liability	(60.4)	(64.2)
Non-current portion of lease liability	355.1	364.8
Future minimum lease payments	547.1	578.3
Interest	131.6	149.3
Present value of minimum lease payments	415.5	429.0
– within one year
Disclosure of finance lease liabilities [line items]
Future minimum lease payments	82.0	88.4
Interest	21.6	24.2
Present value of minimum lease payments	60.4	64.2
– later than one and not later than five years
Disclosure of finance lease liabilities [line items]
Future minimum lease payments	216.4	228.7
Interest	64.0	71.5
Present value of minimum lease payments	152.4	157.2
– later than five years
Disclosure of finance lease liabilities [line items]
Future minimum lease payments	248.7	261.2
Interest	46.0	53.6
Present value of minimum lease payments	$ 202.7	$ 207.6